Accumulated Other Comprehensive Income (Loss) - Components of Accumulated Other Comprehensive Income (Loss) (Parenthetical) (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Equity [Abstract]
Other comprehensive income (loss) allocated to noncontrolling interests	$ 1	$ (1)